BUSINESS AND RECAPITALIZATION (Details Textual)	12 Months Ended
Dec. 31, 2011
Common Stock, Conversion Basis	Pursuant to the Share Exchange, each share of Tonix Pharmaceuticals Inc.'s common stock was exchanged for 0.9 shares of Tamandare's common stock and each share of Tonix Pharmaceuticals, Inc.'s Series A and B preferred stock was exchanged for 4.8 shares of Tamandare's common stock.
Sale Of Stock Number Of Shares Outstanding In Transaction (in shares)	22,666,667
Common Stock Shares Outstanding Retained (in shares)	4,000,000
Sale of Stock, Number of Shares Issued in Transaction (in shares)	22,666,667
Sale of Stock, Percentage of Ownership after Transaction	85.00%
Common Stock [Member] | Business Acquisition [Member]
Conversion of Stock, Type of Stock Converted	0.9
Sale Of Stock Number Of Shares Outstanding In Transaction (in shares)	26,666,667
Sale of Stock, Number of Shares Issued in Transaction (in shares)	26,666,667
Preferred Stock Series A and Series B [Member] | Business Acquisition [Member]
Conversion of Stock, Type of Stock Converted	4.8